Fees Summary	Jan. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 79,969,650
Previously Paid Amount	11,725.93
Total Fee Amount	12,192.66
Total Offset Amount	10,713.81	[1]
Net Fee	$ 466.73

[1]	Represents the total of the fee offsets claimed pursuant to Rule 457(p) under the Securities Act for the portion of registration fee previously paid with respect to the unsold securities of the Registrant, as set forth in Table 2.